Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Accrued expenses and other current liabilities
Deposits from service providers and customers	¥ 36,731		¥ 38,320
Customer deposits and funds payable (Note 2v)	193,261		0
Payroll and welfare benefits accruals	35,223		29,941
Server custody and bandwidth fee accruals	5,221		11,530
Professional fees payable	4,576		7,861
Rentals	584		4,257
Payables related to employee share options exercise	4,432		340
Accrual for purchase of property and equipment	38,012		0
Others	25,198		13,706
Total	¥ 343,238	$ 52,755	¥ 105,955